Registration No. 33-11371
1940 Act File No. 811-4982
Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated February 19, 2010 to

Prospectus Dated May 1, 2009

Change in Portfolio Management of the Heartland Value Plus Fund

Michael D. Petroff, a member of the team of investment professionals that manages the Value Plus Fund, has announced that effective February 19, 2010, he is resigning from his position with the Fund and Heartland Advisors, Inc. to pursue other interests. Bradford A. Evans and Adam J. Peck will continue to manage the Fund.

The first paragraph under the heading “Value Plus Fund” on page 10 of the Funds’ Prospectus is hereby amended and restated as follows:

The Value Plus Fund is managed by a team of investment professionals, which currently consists of Bradford A. Evans and Adam J. Peck. The team jointly develops and implements investment strategies for the Value Plus Fund.

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated February 19, 2010 to

Statement of Additional Information Dated May 1, 2009,
as Supplemented on December 14, 2009

Change in Portfolio Management of the Heartland Value Plus Fund

Michael D. Petroff, a member of the team of investment professionals that manages the Value Plus Fund, has announced that effective February 19, 2010, he is resigning from his position with the Fund and Heartland Advisors, Inc. to pursue other interests. Bradford A. Evans and Adam J. Peck will continue to manage the Fund.

The first paragraph under the heading “Portfolio Managers” on page 47 of the Funds’ Statement of Additional Information is hereby amended and restated as follows:

As described in the Prospectus, the portfolio managers of the Funds are as follows:

Select Value Fund	Hugh F. Denison David C. Fondrie Theodore D. Baszler William (“Will”) R. Nasgovitz
Value Plus Fund	Bradford A. Evans Adam J. Peck
Value Fund	William (“Bill”) J. Nasgovitz William (“Will”) R. Nasgovitz Bradford A. Evans